Form N-1A Cover	Sep. 30, 2024
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Federated Hermes Total Return Series, Inc.
Entity Central Index Key	0000912763
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Prospectus Date	Nov. 30, 2025